LOANS RECEIVABLE	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
LOANS RECEIVABLE
9.	LOANS RECEIVABLE

Commencing in August 2014, the Group introduced its financial services and launched its financial platform www.txdai.com. The Group provides secured loans in the form of entrusted loans, mortgage loans and unsecured loans, primarily to home buyers and real estate developers (collectively “borrowers”) that meet its credit assessment requirements. The loans to home buyers are originated through the Group’s financial services channel on its website. The Group charges borrowers interest and service fees. Most of the loans to home buyers are unsecured as they generally also borrow mortgage loans from commercial banks. The loans to real estate developers are generally secured loans. To comply with restrictions on non-financial institutions’ ability to provide loans to corporate borrowers under PRC law, the Group generally provides loans to real estate developers using an “entrusted loan” structure. Under entrusted loan arrangements with commercial banks, the Group provides loans to real estate developers with funds released by the commercial banks from the Group’s trust accounts at such banks. Commercial banks collect interest and principal payments from the real estate developers on the Group’s behalf and receive service fees. The Group, as opposed to the commercial banks, bears the credit risk of the entrusted loans.

Loans receivable consisted of the following:

	As of December 31,
	2014	2015
	US$	US$
Current
Secured
-Entrusted loans	17,413	924
-Mortgage loans	11,943	16,614
	29,356	17,538
Unsecured loans	50,285	252,510
Less: Allowance for doubtful debts	-	(3,058)

	79,641	266,990

Non-current
Secured
-Mortgage loans	41	1,717
	41	1,717
Unsecured loans	1,968	54,230
Less: Allowance for doubtful debts	-	(598)

	2,009	55,349

For the Years Ended December 31,
2015
US$

Movement in allowance for doubtful debts:
Balance at beginning of year	-
Additional provision charged to expenses	3,656
Write-offs	-

Balance at end of year	3,656

As of December 31, 2015, the entrusted loans were secured by collateral that had a market value over the principal and interest receivables of the entrusted loans as of December 31, 2015. As of December 31, 2014, the duration of entrusted loans ranged from six to twelve months and had interest rates ranging from 12% to 20%. The entrusted loans were secured by collateral that had a market value over the principal and interest receivables of the entrusted loans as of December 31, 2014.

As of December 31, 2015, the duration of mortgage loans ranged from one to thirty-six months and had interest rates ranging from 6% to 25.92%. The mortgage loans were secured by collateral that had a market value over the principal and interest receivables of the mortgage loans as of December 31, 2015. As of December 31, 2014, the duration of mortgage loans ranged from one to eighteen months and had interest rates ranging from 6% to 9.6%. The mortgage loans were secured by collateral that had a market value over the principal and interest receivables of the mortgage loans as of December 31, 2014.

As of December 31, 2015, the duration of unsecured loans ranged from one to thirty-six months and had interest rates ranging from 4% to 24%. As of December 31, 2014, the duration of unsecured loans ranged from one to thirty-six months and had interest rates ranging from 4% to 12%.

In accordance with Shanghai Municipal Financial Service Office’s requirement, a micro loan company in the Shanghai province in the PRC is required to accrue a general provision for loan losses at 2.5% of the total loans balance. For the years ended December 31, 2014 and 2015, the Group recognized a general provision of nil and US$3,260, respectively.

The Group also assesses each individual loan receivable for impairment. As part of its impairment assessment, management considers the timeliness of collections to date, changes in the value of collateral provided by the borrowers and expected default rates. As of December 31, 2015, US$3,120 of loans receivable were in default, while US$396 of unsecured loans were recognized as an impairment loss.

The Group enters into arrangements with third-party investors (i.e. “Tianxiajin investors”) through its website, whereby the Group sells its economic benefits in certain mortgage and unsecured loans in exchange for cash. The Tianxiajin investors generally will receive interest at interest rates equal to those charged by the Group. The Group continues to provide (i) limited administrative services in the form of collection and payment services to the borrowers and Tianxiajin investors and (ii) a guarantee to the Tianxiajin investors in the event of default by the borrowers. The nature of these continuing obligations does not constitute control over the transferred mortgage and unsecured loans. As of December 31, 2014 and 2015, US$15,746 and US$36,546 in mortgage and unsecured loan were derecognized in accordance with ASC 860. No gains or losses were recorded on the sales of mortgage and unsecured loans, as the cash proceeds received equaled to the outstanding principal amounts. Commencing in July 2015, borrowers were allowed to directly borrow from investors (“guaranteed loans”). The Group charges a service fee for the provision of a guarantee to the investors in the event of default by the borrowers. In accordance with ASC 460, “Guarantees”, the Group determined that the fair value of the guarantee provided on the transferred mortgage and unsecured loans as well as the guaranteed loans was insignificant as of December 31, 2014 and 2015. The aggregate principal amount of these loans as of December 31, 2014 and 2015 was US$14,798 and US$37,870, respectively, which represented the maximum potential payments under the guarantee.